Debt (Syndicated Credit Agreement) (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended
	Jun. 30, 2016	Jan. 31, 2015	Dec. 31, 2016	Mar. 31, 2015
Syndicated Credit Agreement [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)		$ 9,155
Credit agreement - initiation date		Jan. 31, 2015
Credit agreement - advances outstanding				$ 9,155
Ratio of net debt to EBITDA covenant		3.5 to 1
Credit agreement - base rate		Advances bear interest at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of three or six months, as applicable, plus (ii) the applicable margin, as set forth in this agreement.
Syndicated Credit Agreement [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Syndicated Credit Agreement [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Syndicated Credit Agreement [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Loan A [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)		$ 6,286
Credit agreement - maturity date		Mar. 02, 2018
Repayments of Debt	$ 4,000
Credit agreement - advances outstanding			$ 2,286
Ratio of net debt to EBITDA covenant		3.5 to 1
Credit agreement - base rate		Advances bear interest at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of three or six months, as applicable, plus (ii) the applicable margin, as set forth in this agreement.
Loan A [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.00%
Loan A [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Loan A [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.125%
Loan A [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Loan A [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.25%
Loan A [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Loan B [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)		$ 2,869
Credit agreement - term description		Amounts borrowed under the Loan B will be subject to amortization from March 2, 2018, with 25 percent of the aggregate principal amount thereof being payable prior to March 2, 2020, and all remaining principal amount due on March 2, 2020.
Repayments of Debt	$ 1,000
Credit agreement - advances outstanding			$ 1,869
Ratio of net debt to EBITDA covenant		3.5 to 1
Credit agreement - base rate		Advances bear interest at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of three or six months, as applicable, plus (ii) the applicable margin, as set forth in this agreement.
Loan B [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.125%
Loan B [Member] | High Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Loan B [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.25%
Loan B [Member] | Moderate Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Loan B [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		1.375%
Loan B [Member] | Low Credit Rating [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate		2.00%